Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of property, plant and equipment depreciation expense
Depreciation, operating	$ 49,864	$ 53,620	$ 75,844	$ 36,402
Depreciation, cost of revenue	85,273	82,444	107,723	111,735
Total depreciation expense	$ 135,137	$ 136,064	$ 183,567	$ 148,137